Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	TWD ($)	USD ($)	Common stocks [Member] TWD ($)	Common stocks [Member] USD ($)	Additional paid-in capital [Member] TWD ($)	Additional paid-in capital [Member] USD ($)	Legal reserve [Member] TWD ($)	Legal reserve [Member] USD ($)	Special reserve [Member] TWD ($)	Special reserve [Member] USD ($)	Unappropriated earnings [Member] TWD ($)	Unappropriated earnings [Member] USD ($)	Total retained earnings [Member] TWD ($)	Total retained earnings [Member] USD ($)	Exchange differences arising from the translation of the foreign operations [Member] TWD ($)	Exchange differences arising from the translation of the foreign operations [Member] USD ($)	Unrealized gain or loss on financial assets at fair value through other comprehensive income [Member] TWD ($)	Unrealized gain or loss on financial assets at fair value through other comprehensive income [Member] USD ($)	Gain or Loss on hedging instruments [Member] TWD ($)	Gain or Loss on hedging instruments [Member] USD ($)	Total Others [member] TWD ($)	Total Others [member] USD ($)	Total equity attributable to stockholders of the parent [Member] TWD ($)	Total equity attributable to stockholders of the parent [Member] USD ($)	Noncontrolling interests [Member] TWD ($)	Noncontrolling interests [Member] USD ($)
Beginning balance at Dec. 31, 2019	$ 384,272		$ 77,574		$ 149,762		$ 77,574		$ 2,676		$ 65,984		$ 146,234		$ (148)		$ 735		$ 0		$ 587		$ 374,157		$ 10,115
Cash dividends distributed by Chunghwa	(32,783)		0		0		0		0		(32,783)		(32,783)		0		0		0		0		(32,783)		0
Cash dividends distributed by subsidiaries	(775)		0		0		0		0		0		0		0		0		0		0		0		(775)
Unclaimed dividend	2		0		2		0		0		0		0		0		0		0		0		2		0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	(2)		0		0		0		0		0		0		0		0		0		0		0		(2)
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	0		0		0		0		0		0		0		0		0		0		0		0		0
Net income	34,704		0		0		0		0		33,419		33,419		0		0		0		0		33,419		1,285
Other comprehensive income (loss)	1,290		0		0		0		0		937		937		(167)		522		2		357		1,294		(4)
TOTAL COMPREHENSIVE INCOME	35,994		0		0		0		0		34,356		34,356		(167)		522		2		357		34,713		1,281
Disposal of investments in equity instruments at fair value through other comprehensive income	0		0		0		0		0		17		17		0		(17)		0		(17)		0		0
Share-based payment transactions of subsidiaries	89		0		26		0		0		0		0		0		0		0		0		26		63
Net increase in noncontrolling interests	476		0		0		0		0		0		0		0		0		0		0		0		476
Ending balance at Dec. 31, 2020	387,273		77,574		149,790		77,574		2,676		67,574		147,824		(315)		1,240		2		927		376,115		11,158
Cash dividends distributed by Chunghwa	(33,404)		0		0		0		0		(33,404)		(33,404)		0		0		0		0		(33,404)		0
Cash dividends distributed by subsidiaries	(896)		0		0		0		0		0		0		0		0		0		0		0		(896)
Unclaimed dividend	2		0		2		0		0		0		0		0		0		0		0		2		0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	1		0		1		0		0		0		0		0		0		0		0		1		0
Net income	37,047		0		0		0		0		35,616		35,616		0		0		0		0		35,616		1,431
Other comprehensive income (loss)	(966)		0		0		0		0		311		311		(77)		(1,188)		(10)		(1,275)		(964)		(2)
TOTAL COMPREHENSIVE INCOME	36,081		0		0		0		0		35,927		35,927		(77)		(1,188)		(10)		(1,275)		34,652		1,429
Disposal of investments in equity instruments at fair value through other comprehensive income	0		0		0		0		0		60		60		0		(60)		0		(60)		0		0
Share-based payment transactions of subsidiaries	73		0		17		0		0		0		0		0		0		0		0		17		56
Net increase in noncontrolling interests																									0
Ending balance at Dec. 31, 2021	389,130		77,574		149,810		77,574		2,676		70,157		150,407		(392)		(8)		(8)		(408)		377,383		11,747
Special reserve	0		0		0		0		408		(408)		0		0		0		0		0		0		0
Cash dividends distributed by Chunghwa	(35,746)		0		0		0		0		(35,746)		(35,746)		0		0		0		0		(35,746)		0
Cash dividends distributed by subsidiaries	(1,053)		0		0		0		0		0		0		0		0		0		0		0		(1,053)
Unclaimed dividend	2		0		2		0		0		0		0		0		0		0		0		2		0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method																									0
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	15		0		5		0		0		0		0		0		0		0		0		5		10
Net income	37,869	$ 1,232	0		0		0		0		36,358		36,358		0		0		0		0		36,358		1,511
Other comprehensive income (loss)	1,112	37	0		0		0		0		907		907		281		(117)		21		185		1,092		20
TOTAL COMPREHENSIVE INCOME	38,981	1,269	0		0		0		0		37,265		37,265		281		(117)		21		185		37,450		1,531
Disposal of investments in equity instruments at fair value through other comprehensive income	0		0		0		0		0		0		0		0		0		0		0		0		0
Share-based payment transactions of subsidiaries	89		0		27		0		0		0		0		0		0		0		0		27		62
Net increase in noncontrolling interests	111		0		0		0		0		0		0		0		0		0		0		0		111
Ending balance at Dec. 31, 2022	$ 391,529	$ 12,741	$ 77,574	$ 2,524	$ 149,844	$ 4,876	$ 77,574	$ 2,524	$ 3,084	$ 101	$ 71,268	$ 2,319	$ 151,926	$ 4,944	$ (111)	$ (4)	$ (125)	$ (4)	$ 13	$ 1	$ (223)	$ (7)	$ 379,121	$ 12,337	$ 12,408	$ 404